Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	3,315,162
Proposed Maximum Offering Price per Unit	8.52
Maximum Aggregate Offering Price	$ 28,245,180.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,900.66
Offering Note	1a. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement to which this exhibit relates shall also cover any additional common shares, no par value (the "Common Shares") of MDA Space Ltd. (the "Registrant") that become issuable by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or certain other similar transactions effected without the Registrant's receipt of consideration that result in an increase in the number of outstanding Common Shares. 1b. Represents 3,315,162 Common Shares issuable pursuant to options granted under the MDA Space Ltd. Second Amended and Restated Omnibus Equity Incentive Plan (the "Omnibus Plan") that have not yet been exercised. 1c. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act on the basis of $8.52 per share (converted from C$11.56 at an exchange rate of C$1.00 = $0.7367 which was the daily average exchange rate reported by the Bank of Canada on March 9, 2026, a date within 5 business days of filing the registration statement to which this exhibit relates), which is the weighted average exercise price of option awards outstanding under the Omnibus Plan as of the date of the registration statement to which this exhibit relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	7,499,321
Proposed Maximum Offering Price per Unit	30.06
Maximum Aggregate Offering Price	$ 225,429,589.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,131.83
Offering Note	2a. Represents 7,499,321 Common Shares for future issuance under the Omnibus Plan. 2b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act on the basis of the average of the high and low prices of the Common Shares on the Toronto Stock Exchange on March 9, 2026, which was $30.06 (converted from C$40.81 at an exchange rate of C$1.00 = $0.7367 which was the daily average exchange rate reported by the Bank of Canada on March 9, 2026, a date within 5 business days of filing the registration statement to which this exhibit relates).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	30.06
Maximum Aggregate Offering Price	$ 60,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,302.57
Offering Note	3a. Represents 2,000,000 Common Shares for future issuance under the MDA Space Ltd. Employee Share Purchase Plan. 3b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act on the basis of the average of the high and low prices of the Common Shares on the Toronto Stock Exchange on March 9, 2026, which was $30.06 (converted from C$40.81 at an exchange rate of C$1.00 = $0.7367 which was the daily average exchange rate reported by the Bank of Canada on March 9, 2026, a date within 5 business days of filing the registration statement to which this exhibit relates).